As filed with the Securities and Exchange             File No. 33-88334
Commission on February 15, 2002                       File No. 811-8934
------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

--------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 15

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 15

                        AETNA GENERATION PORTFOLIOS, INC.

             151 Farmington Avenue TS31, Hartford, Connecticut 06156
                                 (860) 275-3252

                            Michael Gioffre, Counsel
             10 State House Square, Hartford, Connecticut 06103-3602
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:



         X      on May 1, 2002 pursuant to paragraph (a)(1)
       -----

                                  PARTS A AND B

The Prospectuses and Statement of Additional Information are incorporated into Parts A and B of this Post-Effective Amendment No. 15 by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on February 15, 2002.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

      (a)   Articles of Amendment and Restatement*

      (b)   Amended and Restated Bylaws(1)

      (c)   Instruments Defining Rights of Holders(2)

      (d.1) Investment Management Agreement between Aetna Generation Portfolios,
            Inc. (Registrant) on behalf of Aetna Ascent VP, Aetna Crossroads VP and Aetna Legacy VP and ING Pilgrim Investments, LLC. (ING)*

      (d.2) Expense Limitation Agreement between ING and the Registrant on behalf of its Portfolios*

      (d.3) Subadvisory Agreement between ING, the Registrant and Aeltus
            Investment Management, Inc. (Aeltus)*

      (e) Distribution Agreement between the Registrant and ING Pilgrim Securities, Inc.*

      (f)   Directors' Deferred Compensation Plan(3)

      (g.1) Custody Agreement between the Registrant and State Street Bank and Trust Company*

      (g.2) Recordkeeping Agreement between State Street Bank and Trust
            Company and the Registrant*

      (h.1) Administration Agreement between the Registrant and ING Pilgrim
            Group, LLC and the Registrant Administrative Services Agreement between the Registrant, on behalf of its Portfolios, and Aeltus*

      (h.2) License Agreement(4)

      (i)   Opinion and Consent of Counsel*

      (j)   Consent of Independent Auditors*

      (k)   Not applicable

      (l)   Agreement Concerning Initial Capital(4)

      (m)   Amended and Restated Distribution Plan (Class S)*

      (n)   Multiple Class Plan*

      (o)   Not applicable

      (p.1) Pilgrim Code of Ethics*

      (p.2) Aeltus Code of Ethics(5)

      (p.3) Aetna Mutual Funds Code of Ethics(6)

      (q.1) Power of Attorney (April 4, 2001)(7)

      (q.2) Authorization for Signatures(8)


*To be filed by amendment.

1. Incorporated by reference to Post Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 33-88334), as filed with the SEC on April 26, 2001.

2. Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-88334), as filed with the SEC on April 25, 1996.

3. Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File No. 33-88334), as filed with the SEC on February 26, 1998.

4. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-88334), as filed with the Securities and Exchange Commission (SEC) on June 19, 1995.

5. Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on April 5, 2001.

6. Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on August 1, 2000.

7. Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on April 26, 2001.

8. Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on September 26, 1997.

Item 24. Persons Controlled by or Under Common Control

     Registrant is a Maryland corporation for which separate financial statements are filed. As of January 31, 2002, Aetna Life Insurance and Annuity Company (ALIAC), and its affiliates, had the following interest in the portfolios of the Registrant, through direct ownership or through one of ALIAC's separate accounts:

                                            % Aetna
                Aetna Ascent VP               99.99%
                Aetna Crossroads VP          100.00%
                Aetna Legacy VP               99.99%


     Aetna is an indirect wholly owned subsidiary of ING Groep N.V.

     A list of all persons directly or indirectly under common control with the Registrant is incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed electronically with the SEC on April 9, 2001.

Item 25. Indemnification

     Article 9, Section (d) of the Registrant's Articles of Incorporation, incorporated herein by reference to Exhibit (a.1) of Post-Effective Amendment, No. 1 to the Registration Statement on Form N-1A (File No. 33-88334), as filed with the SEC on June 19, 1995, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2002.

     Section XI.B of the Administrative Services Agreement incorporated herein by reference to Exhibit (h.1) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-88334), as filed with the SEC on April 27, 1999, provides for indemnification of the Administrator.

     Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

Item 26. Business and Other Connections of Investment Adviser

     The investment adviser, Aeltus, is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as the investment adviser and administrator for the Registrant, Aeltus acts as the investment adviser and administrator for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (the "1940 Act")). Aeltus also acts as the investment adviser to certain private accounts.

     The following table summarizes the business connections of the directors and principal officers of the investment adviser.

Name                   Positions and        Other Principal Position(s) Held
                       Offices with         Since Dec. 31, 1999/Addresses
                       Investment
                       Adviser

J. Scott Fox*          Director,            President (since April 2001),
                       President, Chief     Director, Chief Operating Officer
                       Operating Officer,   and Chief Financial Officer (since
                       Chief Financial      May 1996), Managing Director (May
                       Officer              1996 to April 2001) - Aeltus Trust
                                            Company; Executive Vice President
                                            (since April 2001), Director, Chief
                                            Operating Officer, Chief Financial
                                            Officer (since February 1995),
                                            Managing Director (February 1995 to
                                            April 2001) - Aeltus Capital, Inc.

Thomas J. McInerney**  Director             General Manager and Chief Executive
                                            Officer (Since December 2000) - ING
                                            U.S. Worksite Financial Services;
                                            Director and President (September
                                            1997 to May 2000) and (Since
                                            September 2000) - Aetna Life
                                            Insurance and Annuity Company;
                                            Executive Vice President (August
                                            1997 to December 2000) - Aetna Inc.

John G. Turner***      Director             President (January 2002 to present)
                                            - Turner Investment Company; Vice
                                            Chairman (September 2000 to December
                                            2001) - ING Americas; Chairman and
                                            Chief Executive Officer (July 1993
                                            to September 2000) - ReliaStar.

Stephanie A. DeSisto*  Senior Vice          Senior Vice President (since April
                       President            2001), Vice President (April 2000 to
                                            April 2001) - Aeltus Trust Company.

Michael Gioffre*       Senior Vice          Senior Vice President (since April
                       President,           2001), Assistant General Counsel and
                       Assistant General    Secretary (since July 2000) - Aeltus
                       Counsel and          Capital, Inc.; Senior Vice President
                       Secretary            (since April 2001), Assistant
                                            General Counsel and Secretary (since
                                            July 2000) - Aeltus Trust Company;
                                            Assistant Secretary (January 2000 to
                                            July 2000) - Aeltus Trust Company;
                                            Counsel (May 1998 to July 2000) -
                                            Aetna Financial Services, Inc.

Brian K. Kawakami*     Senior Vice          Senior Vice President (since April
                       President, Chief     2001), Chief Compliance Officer &
                       Compliance Officer   Director (since January 1996) -
                                            Aeltus Trust Company; Senior Vice
                                            President (April 2001),Chief
                                            Compliance Officer (since August
                                            1993) - Aeltus Capital, Inc.

Name                   Positions and        Other Principal Position(s) Held
                       Offices with         Since Dec. 31, 1999/Addresses
                       Investment
                       Adviser

Neil Kochen*           Executive Vice       Executive Vice President, Chief
                       President, Equity    Investment Officer (since April
                       Investments          2001), Managing Director (April 1996
                                            to April 2001) - Aeltus Trust
                                            Company; Executive Vice President
                                            (since April 2001), Managing
                                            Director (August 1996 to April 2001)
                                            - Aeltus Capital, Inc.

L. Charles Meythaler*  Executive Vice       Executive Vice President (since
                       President,,          April 2001), Director (since July
                       Institutional        1997) - Aeltus Trust Company;
                       Marketing            Managing Director (June 1997 to
                       and Sales            April 2001) - Aeltus Trust Company.


     * The principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602.

     ** The principal business address of Mr. McInerney is 151 Farmington Avenue, Hartford, Connecticut 06156.

     *** The principal business address of Mr. Turner is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 27. Principal Underwriters

     (a) ING Pilgrim Securities, Inc. is the principal underwriter for the Registrant and for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna GET Fund, Aetna Balanced VP, Inc., Aetna Variable Portfolios, Inc., Aetna Series Fund, Inc., Pilgrim Funds Trust, Pilgrim Mutual Funds; Pilgrim Equity Trust; Pilgrim Advisory Funds, Inc.; Pilgrim Investment Funds, Inc.; Pilgrim Financial Services Fund, Inc.; Pilgrim Prime Rate Trust; Pilgrim SmallCap Opportunities Fund; Pilgrim Growth Opportunities Fund; Pilgrim Mayflower Trust; Pilgrim GNMA Income Fund, Inc.; Pilgrim Precious Metals Fund, Inc.; Pilgrim Growth and Income Fund, Inc.; Pilgrim International Fund, Inc.; Pilgrim Russia Fund, Inc; Lexington Money Market Trust; and Pilgrim Senior Income Fund.

     (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the U.S. Securities and Exchange Act of 1934, as amended and is incorporated herein by reference thereto.

     (c)  Not applicable.

Item 28. Location of Accounts and Records

     As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 and 10 State House Square, Hartford, Connecticut 06103-3602, respectively.

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Aetna Generation Portfolios, Inc. has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on the 15th day of February 2002.

                                 AETNA GENERATION PORTFOLIOS, INC.
                                 ------------------------------------
                                                (Registrant)

                                 By             J. Scott Fox*
                                   -------------------------------------
                                                J. Scott Fox
                                                President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                   Title                                      Date

J Scott Fox*                President and Director               )
-------------------------
J. Scott Fox                (Principal Executive Officer)        )
                                                                 )
Albert E. DePrince, Jr.*    Director                             )
-------------------------
Albert E. DePrince, Jr.                                          )
                                                                 )
Maria T. Fighetti*          Director                             )  February 15,
-------------------------
Maria T. Fighetti                                                )  2002
                                                                 )
David L. Grove*             Director                             )
-------------------------
David L. Grove                                                   )
                                                                 )
Sidney Koch*                Director                             )
-------------------------
Sidney Koch                                                      )
                                                                 )
Corine T. Norgaard*         Director                             )
-------------------------
Corine T. Norgaard                                               )
                                                                 )

Richard G. Scheide*        Director                              )
-------------------------
Richard G. Scheide                                               )
                                                                 )
John G. Turner*             Director                             )
-------------------------
John G. Turner                                                   )
                                                                 )
Stephanie A. DeSisto*      Treasurer and Chief Financial Officer )
Stephanie A. DeSisto       (Principal Financial and Accounting
                           Officer)                              )


By:   /s/ Michael Gioffre
    ------------------------------
      *Michael Gioffre
       Attorney-in-Fact

*Executed pursuant to Power of Attorney dated April 4, 2001 and filed with the Securities and Exchange Commission on April 26, 2001.

                        Aetna Generation Portfolios, Inc.
                                  EXHIBIT INDEX


    Exhibit No.                          Exhibit                          Page